UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06330
Morgan Stanley Limited Duration U.S. Government Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: May 31, 2009
Date of reporting period: May 31, 2009

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Limited Duration U.S. Government Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended May 31, 2009

Total Return for the 12 Months Ended May 31, 2009

Morgan Stanley	Barclays Capital
Limited Duration	1-3 Year	Lipper Short
U.S. Government	U.S. Government	U.S. Government
Trust	Bond Index[1]	Funds Index[2]
3.93%	5.34%	3.96%

The Fund’s total return assumes the reinvestment of all distributions. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The credit and liquidity crisis that unfolded in 2008 led to one of the worst periods in the history of the financial markets. Following the bankruptcy of Lehman Brothers in September, the market began to deteriorate at a rapid rate as investor confidence plummeted and the credit markets seized. Virtually all sectors of the market experienced significant declines, with the exception of U.S. Treasury securities which rallied amid a flight to quality in the market. As a result, Treasury yields declined across the curve, though to a greater extent on shorter-maturity issues, with the yield on two-year Treasuries falling to just 65 basis points in mid-December. In 2009, the markets began to stabilize, investors began to assume risk again, and most sectors of the fixed income market rebounded. At the same time, Treasury yields began to rise. By the end of the reporting period, the yield on two-year Treasuries had risen to 92 basis points.

After suffering considerably in 2008, the mortgage sector posted healthy gains versus equal-duration Treasuries in recent months due in part to the Federal Reserve’s planned purchase of large quantities of agency mortgage-backed securities. Despite lower volatility in the sector, however, yield spreads remain wider than historic averages. Growing investor interest in FDIC-backed bank notes, which were introduced in late 2008 as part of the FDIC’s Temporary Liquidity Guarantee Program, helped the government agency sector perform well in the latter months of the reporting period.

Although economic indicators remained weak at the end of the reporting period, most appeared to be showing signs of a possible bottom. First quarter 2009 gross domestic product declined 5.5 percent, which was marginally better than the fourth quarter 2008 decline of 6.3 percent. Overall, we believe broad economic stimulus, lower inventories, and easy capital conditions in both the consumer and business segments point to the potential for an upturn in the economy in the second half of 2009.

Performance Analysis

The Morgan Stanley Limited Duration U.S. Government Trust underperformed the Barclays Capital 1-3 Year U.S. Government Bond Index (the “Index”) and the Lipper Short U.S. Government Funds Index for the 12 months ended May 31, 2009.

The Fund held a position in agency mortgage-backed securities, which are not included in the Index. This position dampened relative performance during the period as the troubles originating in the subprime mortgage arena caused spreads on these securities, as well as other mortgage-related products, to widen for the greater part of the reporting year. The Fund maintained an underweight allocation to agency debentures for most of the reporting period. Although this positioning was beneficial in the initial months when spreads in the sector widened, it was disadvantageous in subsequent months when the sector’s performance improved and therefore, was a drag on relative performance for the overall period. The Fund’s exposure to the agency sector was increased to an overweight relative to the Index at period end.

The Fund’s interest-rate positioning, however, was beneficial to performance. Throughout the reporting period we actively managed the portfolio’s interest-rate sensitivity and yield-curve positioning, in part through the use of various interest rate swap contracts. The swap spread strategies we employed were favorable to performance in the second half of the reporting year.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION+ as of 05/31/09
U.S. Government Agencies & Obligations	66.2%
Mortgage-Backed Securities	12.6
Short-Term Investments	21.2

LONG-TERM CREDIT ANALYSIS as of 05/31/09
AAA	100%

+ Does not include open long/short futures contracts with an underlying face amount of $67,732,689 with net Unrealized depreciation of $153,484. Also does not include open swap contracts with net unrealized appreciation of $304,246.

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition data are as a percentage of total investments and long-term credit analysis data are as a percentage of total long-term investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund invests substantially all of its net assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, including U.S. Treasury securities and Treasury Inflation Protected Securities. U.S. Government securities may also include debt securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guarantee Program. The FDIC guarantee of these securities is subject to the full faith and credit of the U.S. government. The Fund may invest up to 10 percent of its net assets in mortgage-related securities issued by the U.S. Government, its agencies or instrumentalities, such as collateralized mortgage obligations (CMOs) and prepayment sensitive mortgage derivatives (such as interest only or principal only CMOs). The Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., seeks to maintain an overall duration of the Fund’s portfolio of three years or less.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

(This Page Intentionally Left Blank)

Performance Summary

Performance of $10,000 Investment
Over 10 Years

Average Annual Total Returns — Period Ended May 31, 2009

Symbol	LDTRX
1 Year	3.93%[3]

5 Years	3.42	[3]

10 Years	3.75	[3]

Since Inception (08/13/91)	4.38	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	The Barclays Capital (formerly Lehman Brothers) 1-3 Year U.S. Government Bond Index is a sub-index of the Barclays Capital (formerly Lehman Brothers) U.S. Government Bond Index and is comprised of Agency and Treasury securities with maturities of one to three years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Short U.S. Government Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Short U.S. Government Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Short U.S. Government Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions. There are no sales charges.

‡	Ending value assuming a complete redemption on May 31, 2009.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/08 – 05/31/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), redemption fees or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			12/01/08 –
	12/01/08	05/31/09	05/31/09
Actual (1.79% return)	$1,000.00	$1,017.90	$4.58
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.39	$4.58

@	Expenses are equal to the Fund’s annualized expense ratio of 0.91% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). If the Fund had borne all its expenses, the annualized expense ratio would have been 0.92%.

Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments - May 31, 2009

AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	U.S. Government Agencies & Obligations (76.8%)
	Financial Conglomerates – FDIC Guaranteed (5.4%)
$5,300	General Electric Capital Corp.	2.20%	06/08/12	$5,355,327
4,000	John Deere Capital Corp. (Series D)	2.875	06/19/12	4,126,800

				9,482,127

	Investment Bank/Broker – FDIC Guaranteed (2.5%)
4,130	Goldman Sachs Group, Inc. (The)	3.25	06/15/12	4,306,330

	Major Banks - FDIC Guaranteed (19.5%)
5,950	Bank of America Corp. (Series L)	3.125	06/15/12	6,176,808
4,180	JPMorgan Chase & Co.	3.125	12/01/11	4,335,279
4,250	PNC Financial Services Group, Inc.	2.30	06/22/12	4,306,206
4,280	State Street Bank & Trust	1.85	03/15/11	4,309,254
6,600	SunTrust Bank	3.00	11/16/11	6,848,787
7,950	Wells Fargo & Co.	2.125	06/15/12	8,003,130

				33,979,464

	U.S. Government Agencies (30.2%)
4,000	Federal Home Loan Bank	2.75	06/18/10	4,087,537
11,700	Federal Home Loan Mortgage Corp.	1.75	06/15/12	11,694,010
4,520	Federal Home Loan Mortgage Corp.	2.125	03/23/12	4,579,682
5,000	Federal Home Loan Mortgage Corp.	4.125	07/12/10	5,202,471
2,600	Federal Home Loan Mortgage Corp.	4.125	12/21/12	2,781,506
15,890	Federal National Mortgage Assoc.	1.375	04/28/11	15,990,647
3,000	Federal National Mortgage Assoc.	2.50	05/15/14	2,964,165
5,000	Federal National Mortgage Assoc.	4.125	05/15/10	5,126,200

				52,426,218

	U.S. Government Obligations (19.2%)
2,980	U.S. Treasury Inflation Index Note (TIPS)	2.50	07/15/16	3,158,849
9,000	U.S. Treasury Note	0.875	04/30/11	9,001,377
3,500	U.S. Treasury Note	0.875	05/31/11	3,497,806
880	U.S. Treasury Note	1.25	11/30/10	887,773
2,395	U.S. Treasury Note	1.50	10/31/10	2,424,190
570	U.S. Treasury Note	1.75	01/31/14	558,379
740	U.S. Treasury Note	1.75	03/31/14	721,963
2,000	U.S. Treasury Note	1.875	04/30/14	1,958,746
6,000	U.S. Treasury Note	4.00	08/15/18	6,265,782
1,450	U.S. Treasury Note	4.50	02/28/11	1,542,891
2,900	U.S. Treasury Strip	0.00	11/15/20	1,759,662
2,870	U.S. Treasury Strip	0.00	11/15/21	1,644,949

				33,422,367

	Total U.S. Government Agencies & Obligations (Cost $133,547,952)			133,616,506

See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments - May 31, 2009 continued

AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Mortgage-Backed Securities (14.7%)
$3,625	Federal National Mortgage Assoc.	4.00%	(a)	$3,651,057
8,550	Federal National Mortgage Assoc.	4.50	(a)	8,755,730
547	Federal National Mortgage Assoc.	5.00	04/01/39	560,828
8,375	Federal National Mortgage Assoc.	5.00	(a)	8,658,068
3,550	Federal National Mortgage Assoc.	5.50	(a)	3,699,890
200	Federal National Mortgage Assoc.	6.00	(a)	211,031

	Total Mortgage-Backed Securities (Cost $25,585,805)			25,536,604

	Short-Term Investments (24.7%)
	U.S. Government Agencies & Obligations (c) (17.4%)
1,200	Federal Home Loan Bank	0.19	07/13/09	1,199,804
3,000	Federal Home Loan Bank	0.21	08/05/09	2,999,133
2,000	Federal Home Loan Bank	0.21	08/25/09	1,999,244
1,500	Federal National Mortgage Assoc.	0.13	07/01/09	1,499,827
5,000	Federal National Mortgage Assoc.	0.16	08/10/09	4,998,445
2,000	Federal National Mortgage Assoc.	0.18	08/14/09	1,999,342
5,000	Federal National Mortgage Assoc.	0.185	08/05/09	4,998,555
10,000	U.S. Treasury Bill	0.155	08/06/09	9,997,158
560	U.S. Treasury Bill (b)	0.27	11/12/09	559,311

	Total U.S. Government Agencies & Obligations (Cost $30,249,945)			30,250,819

NUMBER OF
SHARES (000)

	Investment Company (d) (7.3%)
12,622	Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class (Cost $12,621,701)			12,621,701

	Total Short Term Investments (Cost $42,871,646)			42,872,520

	Total Investments (e)(f) (Cost $202,005,403)		116.2%	202,025,630
	Liabilities in Excess of Other Assets		(16.2)	(28,199,381)

	Net Assets		100.0%	$173,826,249

FDIC	Federal Deposit Insurance Corporation.
TIPS	Treasury Inflation-Protected Security.
(a)	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(b)	A portion of this security has been physically segregated in connection with open futures contracts.
(c)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(d)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class.
(e)	Securities have been designated as collateral in connection with securities purchased on a forward commitment basis, open futures and swap contracts.
(f)	The aggregate cost for federal income tax purposes is $202,231,756. The aggregate gross unrealized appreciation is $521,639 and the aggregate gross unrealized depreciation is $727,765 resulting in net unrealized depreciation of $206,126.

See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments - May 31, 2009 continued

Futures Contracts Open at May 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
33	Long	90 Day Euro$ June 2011	$8,029,725	$(3,919)
33	Long	90 Day Euro$ September 2011	8,003,325	(9,527)
33	Long	90 Day Euro$ December 2011	7,976,513	(15,287)
33	Long	90 Day Euro$ March 2012	7,957,125	(21,315)
18	Short	U.S. Treasury Bonds 30 Year, September 2009	(2,117,813)	(13,764)
61	Short	U.S. Treasury Notes 10 Year, September 2009	(7,137,000)	11,370
36	Short	U.S. Treasury Notes 2 Year, September 2009	(7,805,250)	(10,347)
162	Short	U.S. Treasury Notes 5 Year, September 2009	(18,705,938)	(90,695)

		Net Unrealized Depreciation		$(153,484)

See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Government Trust
Portfolio of Investments - May 31, 2009 continued

Interest Rate/Asset Swap Contracts Open at May 31, 2009:

	NOTIONAL	PAYMENTS		PAYMENTS			UNREALIZED
	AMOUNT	RECEIVED		MADE		TERMINATION	APPRECIATION
COUNTERPARTY	(000’S)	BY FUND		BY FUND		DATE	(DEPRECIATION)
Bank of America N.A. ***	$2,168	Fixed Rate 5.12%		Floating Rate 0.00	#%	June 1, 2019	$30,699
Barclays Bank PLC ***	1,383	Fixed Rate 4.64		Floating Rate 0.00	#	May 27, 2019	(5,822)
JPMorgan Chase Bank N.A. New York ***	5,421	Fixed Rate 5.29		Floating Rate 0.00	#	May 29, 2019	112,215
UBS AG ***	4,038	Fixed Rate 4.66		Floating Rate 0.00	#	May 27, 2019	(13,891)
Bank of America N.A.	501	Floating Rate 0.668	#	Fixed Rate 4.325		June 1, 2039	(27,495)
Barclays Bank PLC	317	Floating Rate 0.66	#	Fixed Rate 4.04		May 27, 2039	(1,544)
JPMorgan Chase Bank N.A. New York	1,252	Floating Rate 0.674	#	Fixed Rate 4.42		May 29, 2039	(89,606)
UBS AG	935	Floating Rate 0.66	#	Fixed Rate 4.04		May 27, 2039	(4,553)
Deutsche Bank AG Frankfurt ^	2,900	Floating Rate 1.145	#	Fixed Rate 0.00		November 15, 2020	155,311
Deutsche Bank AG Frankfurt ^	170	Floating Rate 0.445	#	Fixed Rate 0.00		November 15, 2021	9,047
JPMorgan Chase Bank N.A. New York ^	1,300	Floating Rate 0.731	#	Fixed Rate 0.00		November 15, 2021	32,212
JPMorgan Chase Bank N.A. New York ^	1,400	Floating Rate 0.239	#	Fixed Rate 0.00		November 15, 2021	36,832
UBS AG ##	1,450	Floating Rate 1.786	#	Fixed Rate ###		July 15, 2016	35,503
UBS AG ##	1,380	Floating Rate 1.678	#	Fixed Rate ###		July 15, 2016	35,338

	Net Unrealized Appreciation						$304,246

#	Floating rate based on USD-3 Months LIBOR.
##	Asset swap.
###	Fixed rate based on interest received from TIPS note held by the Fund.
^	Portfolio will make payments of $894,601, $57,342, $474,182 and $508,998, respectively, on termination date.
***	Forward interest rate swap. Periodic payments on specified notional contract amount with future effective date, unless terminated earlier.

See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Government Trust
Financial Statements

Statement of Assets and Liabilities
May 31, 2009

Assets:
Investments in securities, at value (cost $189,383,702)	$189,403,929
Investment in affiliate, at value (cost $12,621,701)	12,621,701
Unrealized appreciation on open swap contracts	447,157
Receivable for:
Investments sold	13,527,183
Shares of beneficial interest sold	7,032,138
Interest	833,416
Periodic interest on open swap contracts	6,029
Dividends from affiliate	1,125
Prepaid expenses and other assets	40,804

Total Assets	223,913,482

Liabilities:
Unrealized depreciation on open swap contracts	142,911
Payable for:
Investments purchased	48,939,672
Shares of beneficial interest redeemed	620,750
Variation margin	136,848
Dividends to shareholders	32,270
Investment advisory fee	28,107
Distribution fee	27,263
Administration fee	8,724
Transfer agent fee	7,751
Periodic interest on open swap contracts	1,178
Accrued expenses and other payables	141,759

Total Liabilities	50,087,233

Net Assets	$173,826,249

Composition of Net Assets:
Paid-in-capital	$250,185,596
Net unrealized appreciation	170,989
Accumulated undistributed net investment income	444,241
Accumulated net realized loss	(76,974,577)

Net Assets	$173,826,249

Net Asset Value Per Share
18,626,151 shares outstanding (unlimited shares authorized of $.01 par value)	$9.33

See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Government Trust
Financial Statements continued

Statement of Operations
For the year ended May 31, 2009

Net Investment Income:
Income
Interest	$6,833,064
Dividends from affiliate	853,121

Total Income	7,686,185

Expenses
Investment advisory fee	596,103
Distribution fee	519,895
Transfer agent fees and expenses	201,687
Administration fee	176,623
Professional fees	93,741
Shareholder reports and notices	70,187
Registration fees	24,788
Custodian fees	12,013
Trustees’ fees and expenses	11,170
Other	37,146

Total Expenses	1,743,353
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(57,037)

Net Expenses	1,686,316

Net Investment Income	5,999,869

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	(1,427,370)
Futures contracts	(5,436,990)
Swap contracts	11,185,140

Net Realized Gain	4,320,780

Change in Unrealized Appreciation/Depreciation on:
Investments	(3,098,192)
Futures contracts	874,130
Swap contracts	304,246

Net Change in Unrealized Appreciation/Depreciation	(1,919,816)

Net Gain	2,400,964

Net Increase	$8,400,833

See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Government Trust
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR	FOR THE YEAR
	ENDED	ENDED
	MAY 31, 2009	MAY 31, 2008

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$5,999,869	$13,514,109
Net realized gain	4,320,780	6,523,271
Net change in unrealized appreciation/depreciation	(1,919,816)	3,068,001

Net Increase	8,400,833	23,105,381
Dividends to shareholders from net investment income	(6,694,561)	(13,614,954)
Net increase (decrease) from transactions in shares of beneficial interest	(197,222,274)	4,024,652

Net Increase (Decrease)	(195,516,002)	13,515,079
Net Assets:
Beginning of period	369,342,251	355,827,172

End of Period (Including accumulated undistributed net investment income of $444,241 and dividends in excess of net investment income of $529,600, respectively)	$173,826,249	$369,342,251

See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Government Trust
Notes to Financial Statements - May 31, 2009

1. Organization and Accounting Policies
Morgan Stanley Limited Duration U.S. Government Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is to seek current income, preservation of principal and liquidity. The Fund was organized as a Massachusetts business trust on June 4, 1991 and commenced operations on August 13, 1991.

For the period June 1, 2008 to January 20, 2009, the Fund assessed a 2% redemption fee, which was paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee was designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Trustees approved the elimination of redemption fees effective January 21, 2009.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (4) futures are valued at the latest sale price published by the commodities exchange on which they trade; (5) interest rate/asset swaps are marked-to-market daily based upon quotations from market makers; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

Morgan Stanley Limited Duration U.S. Government Trust
Notes to Financial Statements - May 31, 2009 continued

C. Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Swaps —
The Fund may enter into interest rate swaps and asset swaps (where parties combine the purchase or sale of a bond/note with an interest rate swap) (“swaps”) primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or date specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within realized gain/loss on swap contracts on the Statement of Operations.

Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value

Morgan Stanley Limited Duration U.S. Government Trust
Notes to Financial Statements - May 31, 2009 continued

approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

F. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, State of New York and City of New York. The Fund follows the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended May 31, 2009, remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.
2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.27% to the portion of the daily net assets not exceeding $1 billion and 0.25% to the portion of the daily net assets in excess of $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Morgan Stanley Limited Duration U.S. Government Trust
Notes to Financial Statements - May 31, 2009 continued

3. Shareholder Services Plan
Pursuant to a Shareholder Service Plan (the “Plan”), the Fund may pay the Distributor as compensation for the provision of services to shareholders a service fee up to the rate of 0.25% on an annualized basis of the average daily net assets of the Fund. For the year ended May 31, 2009, the distribution fee was accrued at the annual rate of 0.24%.
4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class. For the year ended May 31, 2009, advisory fees paid were reduced by $57,037 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $853,121 for the year ended May 31, 2009. During the year ended May 31, 2009, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Government Portfolio – Institutional Class aggregated $528,339,158 and $570,133,792, respectively.

The cost of purchases and proceeds from sales/prepayments/maturities of portfolio securities for the year ended May 31, 2009, aggregated $414,174,679 and $534,113,904, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended May 31, 2009, included in “trustees’ fees and expenses” in the Statement of Operations amounted to $5,293. At May 31, 2009, the Fund

Morgan Stanley Limited Duration U.S. Government Trust
Notes to Financial Statements - May 31, 2009 continued

had an accrued pension liability of $55,930 which is included in “accrued expenses and other payables” in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
5. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.
6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR		FOR THE YEAR
	ENDED		ENDED
	MAY 31, 2009		MAY 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	20,177,556	$187,717,402	8,700,775	$80,560,906
Reinvestment of dividends	719,037	6,666,927	1,222,928	11,256,941

	20,896,593	194,384,329	9,923,703	91,817,847
Redeemed	(42,180,110)	(391,606,603)	(9,532,252)	(87,793,195)

Net increase (decrease)	(21,283,517)	$(197,222,274)	391,451	$4,024,652

7. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Limited Duration U.S. Government Trust
Notes to Financial Statements - May 31, 2009 continued

The tax character of distributions paid was as follows:

	FOR THE YEAR	FOR THE YEAR
	ENDED	ENDED
	MAY 31, 2009	MAY 31, 2008
Ordinary income	$6,727,839	$13,624,342

As of May 31, 2009, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	$709,236
Undistributed long-term gains	—

Net accumulated earnings	709,236
Capital loss carryforward	(72,811,885)
Post-October losses	(4,265,610)
Temporary differences	(89,208)
Net unrealized appreciation	98,120

Total accumulated losses	$(76,359,347)

During the year ended May 31, 2009, the Fund utilized $7,154,289 of its net capital loss carryforward. As of May 31, 2009, the Fund had a net capital loss carryforward of $72,811,885, to offset future capital gains to the extent provided by regulations, which will expire according to the following schedule.

AMOUNT	EXPIRATION
$20,453,313	May 31, 2013
41,142,206	May 31, 2014
11,216,366	May 31, 2015

As of May 31, 2009, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year), book amortization of premiums on debt securities, capital loss deferrals on straddles and wash sales, mark-to-market of open futures contracts and dividend payable.

Permanent differences, primarily due to gains on paydowns and swaps and tax adjustments on debt securities sold by the Fund, resulted in the following reclassifications among the Fund’s components of net assets at May 31, 2009:

ACCUMULATED
UNDISTRIBUTED	ACCUMULATED
NET INVESTMENT	NET REALIZED
INCOME	LOSS	PAID-IN-CAPITAL
$1,668,533	$(1,668,533)	—

Morgan Stanley Limited Duration U.S. Government Trust
Notes to Financial Statements - May 31, 2009 continued

8. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may invest in mortgage securities including securities issued by Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities are not backed by sub-prime borrowers.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.
9. Fair Valuation Measurements
The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective June 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Morgan Stanley Limited Duration U.S. Government Trust
Notes to Financial Statements - May 31, 2009 continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

		FAIR VALUE MEASUREMENTS AT MAY 31, 2009 USING
		QUOTED PRICE IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Investments in securities	$202,025,630	$12,621,701	$189,403,929	—
Other Financial Instruments*	458,527	11,370	447,157	—

Total	$202,484,157	$12,633,071	$189,851,086	—

Liabilities:
Other Financial Instruments*	$(307,765)	$(164,854)	$(142,911)	—

*	Other financial instruments include futures and swap contracts.
10. Derivative Financial Instruments
A derivative financial instrument in very general terms refers to a security whose value is “derived” from the value of an underlying asset, reference rate or index.

The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to manage the Fund’s foreign currency exposure or to generate potential gain. All of the Fund’s portfolio holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the contract. Risk may arise as result of the potential inability of the counterparties to meet the terms of their contracts.

Summarized below are specific types of derivative financial instruments used by the Fund.

Futures Contracts To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts (“futures contracts”). These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in value of the underlying securities. Risks may

Morgan Stanley Limited Duration U.S. Government Trust
Notes to Financial Statements - May 31, 2009 continued

also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Transactions in futures contracts for the year ended May 31, 2009, were as follows:

CONTRACTS
Futures outstanding at beginning of the period	946
Futures opened	7,303
Futures closed	(7,840)

Futures outstanding at May 31, 2009	409

Swaps The Fund may enter into interest rate swaps and asset swaps (where parties combine the purchase or sale of a bond/note with an interest rate swap) (“swap”) and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of correlation and manage risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

Transactions in swap contracts for the year ended May 31, 2009, were as follows:

NOTIONAL
AMOUNT
(000’s)
Swaps outstanding at beginning of the period	—
Swaps opened	291,866
Swaps closed	(267,251)

Swaps outstanding at May 31, 2009	24,615

The Fund adopted FASB Standard No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”), effective December 1, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

Morgan Stanley Limited Duration U.S. Government Trust
Notes to Financial Statements - May 31, 2009 continued

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of May 31, 2009.

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
PRIMARY RISK EXPOSURE	BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE

Interest Rate Risk	Variation margin	$11,370†	Variation margin	$(164,854)†
	Unrealized appreciation on open swap contracts	447,157	Unrealized depreciation on open swap contracts	(142,911)

		$458,527		$(307,765)

†	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended May 31, 2009 in accordance with SFAS 161.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FUTURES	SWAPS	TOTAL

Interest Rate Risk	$(5,436,990)	$11,185,140	$5,748,150

CHANGE IN UNREALIZED APPRECIATION / DEPRECIATION ON DERIVATIVE CONTRACTS
PRIMARY RISK EXPOSURE	FUTURES	SWAPS	TOTAL

Interest Rate Risk	$874,130	$304,246	$1,178,376

11. Accounting Pronouncements
On April 9, 2009, FASB issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the Fund’s financial statements.

In May 2009, FASB issued Statement of Financial Accounting Standards No. 165 (“SFAS 165”), Subsequent Events, which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. SFAS 165 is effective for interim or annual financial periods ending after June 15, 2009. Management is currently evaluating the impact that the adoption of SFAS 165 will have, if any, on the Fund’s financial statements.

Morgan Stanley Limited Duration U.S. Government Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED MAY 31,
	2009		2008		2007	2006	2005
Selected Per Share Data:
Net asset value, beginning of period	$9.25		$9.00		$8.99	$9.15	$9.44

Income (loss) from investment operations:
Net investment income	0.23		0.36		0.33	0.20	0.03
Net realized and unrealized gain (loss)	0.13		0.25		0.02	(0.07)	0.07

Total income from investment operations	0.36		0.61		0.35	0.13	0.10

Less dividends from net investment income	(0.28)		(0.36)		(0.34)	(0.29)	(0.39)

Net asset value, end of period	$9.33		$9.25		$9.00	$8.99	$9.15

Total Return(1)	3.93%		6.87%		3.93%	1.42%	1.07%
Ratios to Average Net Assets
Total expenses (before expense offset)	0.76	%(2)	0.78	%(2)	0.88%	0.83%	0.82%
Net investment income	2.72	%(2)	3.88	%(2)	3.66%	2.63%	1.31%
Rebate from Morgan Stanley affiliate	0.03%		0.00	%(3)	—	—	—
Supplemental Data:
Net assets, end of period, in thousands	$173,826		$369,342		$355,827	$537,675	$662,015
Portfolio turnover rate	237%		27%		64%	133%	47%

(1)	Calculated based on the net asset value as of the last business day of the period.
(2)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(3)	Amount less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Government Trust
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Limited Duration U.S. Government Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Limited Duration U.S. Government Trust (the “Fund”), including the portfolio of investments, as of May 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Limited Duration U.S. Government Trust as of May 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
July 24, 2009

Morgan Stanley Limited Duration U.S. Government Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time your return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting

Morgan Stanley Limited Duration U.S. Government Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Limited Duration U.S. Government Trust
Trustee and Officer Information (unaudited)

Independent Trustees:

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Frank L. Bowman (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy in January 2005 after serving over 8 years as Director of the Naval Nuclear Propulsion Program and Deputy Administrator–Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004), Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l’Orde National du Mérite by the French Government.	168	Director of the Armed Services YMCA of the USA; member, BP America External Advisory Council (energy); member, National Academy of Engineers.

Michael Bozic (68) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Compliance and Insurance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	170	Director of various business organizations.

Morgan Stanley Limited Duration U.S. Government Trust
Trustee and Officer Information (unaudited) continued

				Number of
				Portfolios
				in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Kathleen A. Dennis (55) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	168	Director of various non-profit organizations.

Dr. Manuel H. Johnson (60) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	170	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (66) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	171	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley Limited Duration U.S. Government Trust
Trustee and Officer Information (unaudited) continued

				Number of
				Portfolios
				in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Michael F. Klein (50) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	168	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (73) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	170	None.

W. Allen Reed (61)† c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	168	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Morgan Stanley Limited Duration U.S. Government Trust
Trustee and Officer Information (unaudited) continued

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Fergus Reid (76) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	171	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Trustee:

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Interested	Other Directorships
Interested Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Interested Trustee

James F. Higgins (61) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	169	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) (the “Retail Funds”) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the “Institutional Funds”).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).
†	For the period September 26, 2008 through February 5, 2009, W. Allen Reed was an interested Trustee. At all other times covered by this report, Mr. Reed was an Independent Trustee.

Morgan Stanley Limited Duration U.S. Government Trust
Trustee and Officer Information (unaudited) continued

Executive Officers:

Term of
Office and
	Position(s)	Length of
Name, Age and Address of	Held with	Time
Executive Officer	Registrant	Served*	Principal Occupation(s) During Past 5 Years

Randy Takian (34) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President and Principal Executive Officer (since September 2008)	President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; President and Chief Executive Officer of Morgan Stanley Services Company Inc. (since September 2008). President of the Investment Adviser (since July 2008). Head of the Retail and Intermediary business within Morgan Stanley Investment Management (since July 2008). Head of Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of the Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

Kevin Klingert (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Global Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. and the Investment Adviser (since March 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Management Inc. and the Investment Adviser (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Carsten Otto (45) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007) and Chief Compliance Officer of the Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997); Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Limited Duration U.S. Government Trust
Trustee and Officer Information (unaudited) continued

Term of
Office and
	Position(s)	Length of
Name, Age and Address of	Held with	Time
Executive Officer	Registrant	Served*	Principal Occupation(s) During Past 5 Years

Francis J. Smith (43) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003).

Mary E. Mullin (42) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2009 Federal Tax Notice (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended May 31, 2009. 44.92% of the Fund’s dividends was attributable to qualifying U.S. Government obligations. (Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.)

In January, the Fund provides tax information to shareholders for the preceding calendar year.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2009 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Limited Duration
U.S. Government Trust

Annual Report

May 31, 2009

MSLANN
IU09-03045P-Y05/09

Item 1 — Report to Shareholders
Item 2. Code of Ethics.
(a) The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.
(b)	No information need be disclosed pursuant to this paragraph.

(c)	Not applicable.

(d)	Not applicable.

(e)	Not applicable.

(f)
(1)	The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)	Not applicable.

(3)	Not applicable.
Item 3. Audit Committee Financial Expert.
The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

2

Item 4. Principal Accountant Fees and Services.
(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2009	Registrant			Covered Entities(1)
Audit Fees		$40,875			N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)		$6,418,000	(2)
Tax Fees		$5,165	(3)		$881,000	(4)
All Other Fees	$			$
Total Non-Audit Fees		$5,165			$7,299,000

Total		$46,040			$7,299,000

2008	Registrant			Covered Entities(1)
Audit Fees		$35,375		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$4,336,000	(2)
Tax Fees		$4,738	(3)	$762,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$4,738		$5,098,000

Total		$40,113		$5,098,000

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)	All other fees represent project management for future business applications and improving business and operational processes.

3

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:
APPENDIX A
AUDIT COMMITTEE
AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY AND PROCEDURES
OF THE
MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS
AS ADOPTED AND AMENDED JULY 23, 2004,1
     1. Statement of Principles
The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.
The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.
The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

[1]	This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.
The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.
     2. Delegation
As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.
     3. Audit Services
The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.
In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.
The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     4. Audit-related Services
Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

5

not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.
The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     5. Tax Services
The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.
Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     6. All Other Services
The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.
The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
     7. Pre-Approval Fee Levels or Budgeted Amounts
Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.
     8. Procedures
All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be

6

rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.
The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.
     9. Additional Requirements
The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.
     10. Covered Entities
Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:
Morgan Stanley Retail Funds
Morgan Stanley Investment Advisors Inc.
Morgan Stanley & Co. Incorporated
Morgan Stanley DW Inc.
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited
Morgan Stanley Investment Management Company
Van Kampen Asset Management
Morgan Stanley Services Company, Inc.
Morgan Stanley Distributors Inc.
Morgan Stanley Trust FSB

7

Morgan Stanley Institutional Funds
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Advisors Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited
Morgan Stanley Investment Management Company
Morgan Stanley & Co. Incorporated
Morgan Stanley Distribution, Inc.
Morgan Stanley AIP GP LP
Morgan Stanley Alternative Investment Partners LP
(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).
(f) Not applicable.
(g) See table above.
(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.
Item 5. Audit Committee of Listed Registrants.
(a)	The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.
(b) Not applicable.
Item 6. Schedule of Investments
(a) Refer to Item 1.
(b) Not applicable.

8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Applicable only to reports filed by closed-end funds.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable only to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.
Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

9

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration U.S. Government Trust

/s/ Randy Takian Randy Takian
Principal Executive Officer
July 21, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian Randy Takian
Principal Executive Officer
July 21, 2009

/s/ Francis Smith Francis Smith
Principal Financial Officer
July 21, 2009

10